Fair Value Measurement - Accounts Receivable Monetization Agreements (Details) $ in Millions	Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Receivable from financial institutions recognized as part of Combination	$ 0
Receivables sold to the financial institutions and derecognized	(1,381)
Receivables collected by financial institutions	1,319
Cash proceeds from financial institutions	62
Receivablefromfinancialinstitutionsat December 31, 2024	$ 0